Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Financial Trust
Entity Central Index Key	0000708191
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Fidelity Advisor Convertible Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class C
Trading Symbol	FCCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 197	1.76%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Convertible securities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core allocation to convertible securities gained 26% and meaningfully contributed to performance versus the ICE BofA® All US Convertibles Index. In addition, non-benchmark exposure to stocks gained 45% and also boosted relative performance.
•By sector, relative performance benefited most from security selection in information technology, financials and industrials.
•The fund's top individual contributor was a modest overweight in software company MicroStrategy (+369%), as the firm's large bitcoin portfolio drove the convertibles and stocks held in the fund. Other notable contributors included an out-of-benchmark equity stake in Nvidia (+211%), a dominant maker of graphics processing units essential for AI applications, and a new convertible position in aerospace company Rocket Lab (+451%).
•In contrast, the fund's fairly large position in cash, which was significantly reduced early in the reporting period, meaningfully detracted.
•Notable individual detractors included a convertible bond position in Cytokinetics (-26%), a biopharmaceutical company; an equity stake in oil tanker company DHT Holdings (+3%), a sizable holding on November 30; and convertible and equity positions in gaming business Penn Entertainment (-8%).
•Notable changes in positioning include a higher allocation to convertible bonds and reduced exposure to cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class C $10,000 $9,265 $9,273 $10,177 $10,464 $12,329 $16,696 $19,290 $16,840 $17,322 $21,620 ICE® BofA® All US Convertibles Index $10,000 $9,820 $10,469 $12,106 $12,695 $14,540 $20,354 $23,156 $19,447 $20,045 $24,607 Bloomberg U.S. Universal Bond Index $10,000 $10,075 $10,386 $10,795 $10,649 $11,803 $12,672 $12,584 $10,979 $11,192 $12,036 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 22.86% 11.55% 8.02% Class C 23.86% 11.55% 8.02% ICE® BofA® All US Convertibles Index 22.76% 11.10% 9.42% Bloomberg U.S. Universal Bond Index 7.53% 0.39% 1.87% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,952,618,830
Holdings Count | shares	291
Advisory Fees Paid, Amount	$ 11,309,958
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,952,618,830
Number of Holdings	291
Total Advisory Fee	$11,309,958
Portfolio Turnover	70%

Holdings [Text Block]	A 1.3 BBB 8.4 BB 1.4 B 0.8 CCC,CC,C 1.4 Not Rated 69.3 Equities 16.7 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.6 Common Stocks 9.0 Preferred Stocks 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 1.2 China 0.4 Monaco 0.3 United Kingdom 0.2 Norway 0.2 France 0.2 Taiwan 0.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 4.3 Boeing Co 6% 1.9 Snap Inc 1.5 Rivian Automotive Inc 1.4 Bank of America Corp Series L, 7.25% 1.4 Uber Technologies Inc 1.4 Lumentum Holdings Inc 1.3 Akamai Technologies Inc 1.3 Apollo Global Management Inc Series A, 6.75% 1.3 EchoStar Corp 1.3 17.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Equity Dividend Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class K
Trading Symbol	FETKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock selection in information technology, primarily within the software & services industry, also hampered the fund's result. Also hurting our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. A non-benchmark stake in Shell gained roughly 2% and was the second-largest relative detractor. The company was one of our biggest holdings. Not owning JPMorgan Chase, a benchmark component that gained 64%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and consumer discretionary, in the latter case primarily within the consumer durables & apparel industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+76%). The company was one of the fund's largest holdings. A second notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 92% and notably helped.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class K $10,000 $9,897 $11,057 $12,686 $12,861 $14,428 $14,549 $17,242 $18,942 $19,469 $24,604 MSCI U.S. IM High Dividend Yield Index $10,000 $10,116 $11,432 $13,580 $14,294 $15,759 $15,707 $18,995 $20,267 $19,680 $25,722 Russell 3000® Value Index $10,000 $9,899 $11,146 $12,785 $13,120 $14,539 $14,772 $18,157 $18,512 $18,697 $24,251 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 26.37% 11.27% 9.42% MSCI U.S. IM High Dividend Yield Index 30.70% 10.29% 9.91% Russell 3000® Value Index 29.70% 10.77% 9.26% Russell 3000® Index 34.49% 15.23% 12.89% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,374,711,338
Holdings Count | shares	113
Advisory Fees Paid, Amount	$ 29,998,514
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$6,374,711,338
Number of Holdings	113
Total Advisory Fee	$29,998,514
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.0 Health Care 16.9 Consumer Staples 9.3 Information Technology 8.5 Energy 8.5 Industrials 8.5 Communication Services 7.6 Utilities 7.3 Materials 4.1 Consumer Discretionary 3.8 Real Estate 3.4 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 United Kingdom 3.6 France 2.0 Taiwan 1.1 Korea (South) 0.5 Japan 0.4 Belgium 0.3 Denmark 0.2 Canada 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Comcast Corp Class A 3.1 Johnson & Johnson 2.7 Shell PLC ADR 2.7 US Bancorp 2.6 M&T Bank Corp 2.5 Cisco Systems Inc 2.5 UnitedHealth Group Inc 2.5 Wells Fargo & Co 2.4 Exxon Mobil Corp 2.2 Merck & Co Inc 2.1 25.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective October 25, 2024, the fund's investment objective was modified and made to be a fundamental investment policy.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Objectives [Text Block]	Effective October 25, 2024, the fund's investment objective was modified and made to be a fundamental investment policy.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Convertible Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class A
Trading Symbol	FACVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Convertible securities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core allocation to convertible securities gained 26% and meaningfully contributed to performance versus the ICE BofA® All US Convertibles Index. In addition, non-benchmark exposure to stocks gained 45% and also boosted relative performance.
•By sector, relative performance benefited most from security selection in information technology, financials and industrials.
•The fund's top individual contributor was a modest overweight in software company MicroStrategy (+369%), as the firm's large bitcoin portfolio drove the convertibles and stocks held in the fund. Other notable contributors included an out-of-benchmark equity stake in Nvidia (+211%), a dominant maker of graphics processing units essential for AI applications, and a new convertible position in aerospace company Rocket Lab (+451%).
•In contrast, the fund's fairly large position in cash, which was significantly reduced early in the reporting period, meaningfully detracted.
•Notable individual detractors included a convertible bond position in Cytokinetics (-26%), a biopharmaceutical company; an equity stake in oil tanker company DHT Holdings (+3%), a sizable holding on November 30; and convertible and equity positions in gaming business Penn Entertainment (-8%).
•Notable changes in positioning include a higher allocation to convertible bonds and reduced exposure to cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,803 $8,875 $9,813 $10,166 $12,072 $16,469 $19,174 $16,866 $17,348 $21,653 ICE® BofA® All US Convertibles Index $10,000 $9,820 $10,469 $12,106 $12,695 $14,540 $20,354 $23,156 $19,447 $20,045 $24,607 Bloomberg U.S. Universal Bond Index $10,000 $10,075 $10,386 $10,795 $10,649 $11,803 $12,672 $12,584 $10,979 $11,192 $12,036 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 17.64% 11.07% 8.03% Class A (without 5.75% sales charge) 24.82% 12.40% 8.67% ICE® BofA® All US Convertibles Index 22.76% 11.10% 9.42% Bloomberg U.S. Universal Bond Index 7.53% 0.39% 1.87% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,952,618,830
Holdings Count | shares	291
Advisory Fees Paid, Amount	$ 11,309,958
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,952,618,830
Number of Holdings	291
Total Advisory Fee	$11,309,958
Portfolio Turnover	70%

Holdings [Text Block]	A 1.3 BBB 8.4 BB 1.4 B 0.8 CCC,CC,C 1.4 Not Rated 69.3 Equities 16.7 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.6 Common Stocks 9.0 Preferred Stocks 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 1.2 China 0.4 Monaco 0.3 United Kingdom 0.2 Norway 0.2 France 0.2 Taiwan 0.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 4.3 Boeing Co 6% 1.9 Snap Inc 1.5 Rivian Automotive Inc 1.4 Bank of America Corp Series L, 7.25% 1.4 Uber Technologies Inc 1.4 Lumentum Holdings Inc 1.3 Akamai Technologies Inc 1.3 Apollo Global Management Inc Series A, 6.75% 1.3 EchoStar Corp 1.3 17.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Convertible Securities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class M
Trading Symbol	FTCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 140	1.24%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Convertible securities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core allocation to convertible securities gained 26% and meaningfully contributed to performance versus the ICE BofA® All US Convertibles Index. In addition, non-benchmark exposure to stocks gained 45% and also boosted relative performance.
•By sector, relative performance benefited most from security selection in information technology, financials and industrials.
•The fund's top individual contributor was a modest overweight in software company MicroStrategy (+369%), as the firm's large bitcoin portfolio drove the convertibles and stocks held in the fund. Other notable contributors included an out-of-benchmark equity stake in Nvidia (+211%), a dominant maker of graphics processing units essential for AI applications, and a new convertible position in aerospace company Rocket Lab (+451%).
•In contrast, the fund's fairly large position in cash, which was significantly reduced early in the reporting period, meaningfully detracted.
•Notable individual detractors included a convertible bond position in Cytokinetics (-26%), a biopharmaceutical company; an equity stake in oil tanker company DHT Holdings (+3%), a sizable holding on November 30; and convertible and equity positions in gaming business Penn Entertainment (-8%).
•Notable changes in positioning include a higher allocation to convertible bonds and reduced exposure to cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,983 $9,031 $9,957 $10,287 $12,174 $16,568 $19,236 $16,882 $17,320 $21,562 ICE® BofA® All US Convertibles Index $10,000 $9,820 $10,469 $12,106 $12,695 $14,540 $20,354 $23,156 $19,447 $20,045 $24,607 Bloomberg U.S. Universal Bond Index $10,000 $10,075 $10,386 $10,795 $10,649 $11,803 $12,672 $12,584 $10,979 $11,192 $12,036 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 20.14% 11.32% 7.99% Class M (without 3.50% sales charge) 24.49% 12.11% 8.37% ICE® BofA® All US Convertibles Index 22.76% 11.10% 9.42% Bloomberg U.S. Universal Bond Index 7.53% 0.39% 1.87% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,952,618,830
Holdings Count | shares	291
Advisory Fees Paid, Amount	$ 11,309,958
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,952,618,830
Number of Holdings	291
Total Advisory Fee	$11,309,958
Portfolio Turnover	70%

Holdings [Text Block]	A 1.3 BBB 8.4 BB 1.4 B 0.8 CCC,CC,C 1.4 Not Rated 69.3 Equities 16.7 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.6 Common Stocks 9.0 Preferred Stocks 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 1.2 China 0.4 Monaco 0.3 United Kingdom 0.2 Norway 0.2 France 0.2 Taiwan 0.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 4.3 Boeing Co 6% 1.9 Snap Inc 1.5 Rivian Automotive Inc 1.4 Bank of America Corp Series L, 7.25% 1.4 Uber Technologies Inc 1.4 Lumentum Holdings Inc 1.3 Akamai Technologies Inc 1.3 Apollo Global Management Inc Series A, 6.75% 1.3 EchoStar Corp 1.3 17.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Convertible Securities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class I
Trading Symbol	FICVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 82	0.73%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Convertible securities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core allocation to convertible securities gained 26% and meaningfully contributed to performance versus the ICE BofA® All US Convertibles Index. In addition, non-benchmark exposure to stocks gained 45% and also boosted relative performance.
•By sector, relative performance benefited most from security selection in information technology, financials and industrials.
•The fund's top individual contributor was a modest overweight in software company MicroStrategy (+369%), as the firm's large bitcoin portfolio drove the convertibles and stocks held in the fund. Other notable contributors included an out-of-benchmark equity stake in Nvidia (+211%), a dominant maker of graphics processing units essential for AI applications, and a new convertible position in aerospace company Rocket Lab (+451%).
•In contrast, the fund's fairly large position in cash, which was significantly reduced early in the reporting period, meaningfully detracted.
•Notable individual detractors included a convertible bond position in Cytokinetics (-26%), a biopharmaceutical company; an equity stake in oil tanker company DHT Holdings (+3%), a sizable holding on November 30; and convertible and equity positions in gaming business Penn Entertainment (-8%).
•Notable changes in positioning include a higher allocation to convertible bonds and reduced exposure to cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class I $10,000 $9,361 $9,464 $10,493 $10,899 $12,977 $17,758 $20,727 $18,282 $18,862 $23,598 ICE® BofA® All US Convertibles Index $10,000 $9,820 $10,469 $12,106 $12,695 $14,540 $20,354 $23,156 $19,447 $20,045 $24,607 Bloomberg U.S. Universal Bond Index $10,000 $10,075 $10,386 $10,795 $10,649 $11,803 $12,672 $12,584 $10,979 $11,192 $12,036 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 25.11% 12.70% 8.97% ICE® BofA® All US Convertibles Index 22.76% 11.10% 9.42% Bloomberg U.S. Universal Bond Index 7.53% 0.39% 1.87% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,952,618,830
Holdings Count | shares	291
Advisory Fees Paid, Amount	$ 11,309,958
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,952,618,830
Number of Holdings	291
Total Advisory Fee	$11,309,958
Portfolio Turnover	70%

Holdings [Text Block]	A 1.3 BBB 8.4 BB 1.4 B 0.8 CCC,CC,C 1.4 Not Rated 69.3 Equities 16.7 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.6 Common Stocks 9.0 Preferred Stocks 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 1.2 China 0.4 Monaco 0.3 United Kingdom 0.2 Norway 0.2 France 0.2 Taiwan 0.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 4.3 Boeing Co 6% 1.9 Snap Inc 1.5 Rivian Automotive Inc 1.4 Bank of America Corp Series L, 7.25% 1.4 Uber Technologies Inc 1.4 Lumentum Holdings Inc 1.3 Akamai Technologies Inc 1.3 Apollo Global Management Inc Series A, 6.75% 1.3 EchoStar Corp 1.3 17.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Convertible Securities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class Z
Trading Symbol	FIQVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Convertible securities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core allocation to convertible securities gained 26% and meaningfully contributed to performance versus the ICE BofA® All US Convertibles Index. In addition, non-benchmark exposure to stocks gained 45% and also boosted relative performance.
•By sector, relative performance benefited most from security selection in information technology, financials and industrials.
•The fund's top individual contributor was a modest overweight in software company MicroStrategy (+369%), as the firm's large bitcoin portfolio drove the convertibles and stocks held in the fund. Other notable contributors included an out-of-benchmark equity stake in Nvidia (+211%), a dominant maker of graphics processing units essential for AI applications, and a new convertible position in aerospace company Rocket Lab (+451%).
•In contrast, the fund's fairly large position in cash, which was significantly reduced early in the reporting period, meaningfully detracted.
•Notable individual detractors included a convertible bond position in Cytokinetics (-26%), a biopharmaceutical company; an equity stake in oil tanker company DHT Holdings (+3%), a sizable holding on November 30; and convertible and equity positions in gaming business Penn Entertainment (-8%).
•Notable changes in positioning include a higher allocation to convertible bonds and reduced exposure to cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through November 30, 2024. Initial investment of $10,000. Class Z $10,000 $9,726 $11,588 $15,877 $18,554 $16,386 $16,926 ICE® BofA® All US Convertibles Index $10,000 $9,586 $10,980 $15,370 $17,486 $14,685 $15,137 Bloomberg U.S. Universal Bond Index $10,000 $9,958 $11,037 $11,850 $11,768 $10,267 $10,466 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 25.28% 12.84% 12.96% ICE® BofA® All US Convertibles Index 22.76% 11.10% 10.57% Bloomberg U.S. Universal Bond Index 7.53% 0.39% 1.94% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,952,618,830
Holdings Count | shares	291
Advisory Fees Paid, Amount	$ 11,309,958
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,952,618,830
Number of Holdings	291
Total Advisory Fee	$11,309,958
Portfolio Turnover	70%

Holdings [Text Block]	A 1.3 BBB 8.4 BB 1.4 B 0.8 CCC,CC,C 1.4 Not Rated 69.3 Equities 16.7 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.6 Common Stocks 9.0 Preferred Stocks 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 1.2 China 0.4 Monaco 0.3 United Kingdom 0.2 Norway 0.2 France 0.2 Taiwan 0.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 4.3 Boeing Co 6% 1.9 Snap Inc 1.5 Rivian Automotive Inc 1.4 Bank of America Corp Series L, 7.25% 1.4 Uber Technologies Inc 1.4 Lumentum Holdings Inc 1.3 Akamai Technologies Inc 1.3 Apollo Global Management Inc Series A, 6.75% 1.3 EchoStar Corp 1.3 17.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Convertible Securities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity® Convertible Securities Fund
Trading Symbol	FCVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Convertible Securities Fund	$ 78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Convertible securities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core allocation to convertible securities gained 26% and meaningfully contributed to performance versus the ICE BofA® All US Convertibles Index. In addition, non-benchmark exposure to stocks gained 45% and also boosted relative performance.
•By sector, relative performance benefited most from security selection in information technology, financials and industrials.
•The fund's top individual contributor was a modest overweight in software company MicroStrategy (+369%), as the firm's large bitcoin portfolio drove the convertibles and stocks held in the fund. Other notable contributors included an out-of-benchmark equity stake in Nvidia (+211%), a dominant maker of graphics processing units essential for AI applications, and a new convertible position in aerospace company Rocket Lab (+451%).
•In contrast, the fund's fairly large position in cash, which was significantly reduced early in the reporting period, meaningfully detracted.
•Notable individual detractors included a convertible bond position in Cytokinetics (-26%), a biopharmaceutical company; an equity stake in oil tanker company DHT Holdings (+3%), a sizable holding on November 30; and convertible and equity positions in gaming business Penn Entertainment (-8%).
•Notable changes in positioning include a higher allocation to convertible bonds and reduced exposure to cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® Convertible Securities Fund $10,000 $9,362 $9,468 $10,497 $10,910 $12,988 $17,777 $20,760 $18,312 $18,901 $23,652 ICE® BofA® All US Convertibles Index $10,000 $9,820 $10,469 $12,106 $12,695 $14,540 $20,354 $23,156 $19,447 $20,045 $24,607 Bloomberg U.S. Universal Bond Index $10,000 $10,075 $10,386 $10,795 $10,649 $11,803 $12,672 $12,584 $10,979 $11,192 $12,036 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Convertible Securities Fund 25.14% 12.74% 8.99% ICE® BofA® All US Convertibles Index 22.76% 11.10% 9.42% Bloomberg U.S. Universal Bond Index 7.53% 0.39% 1.87% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,952,618,830
Holdings Count | shares	291
Advisory Fees Paid, Amount	$ 11,309,958
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,952,618,830
Number of Holdings	291
Total Advisory Fee	$11,309,958
Portfolio Turnover	70%

Holdings [Text Block]	A 1.3 BBB 8.4 BB 1.4 B 0.8 CCC,CC,C 1.4 Not Rated 69.3 Equities 16.7 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.6 Common Stocks 9.0 Preferred Stocks 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 1.2 China 0.4 Monaco 0.3 United Kingdom 0.2 Norway 0.2 France 0.2 Taiwan 0.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 4.3 Boeing Co 6% 1.9 Snap Inc 1.5 Rivian Automotive Inc 1.4 Bank of America Corp Series L, 7.25% 1.4 Uber Technologies Inc 1.4 Lumentum Holdings Inc 1.3 Akamai Technologies Inc 1.3 Apollo Global Management Inc Series A, 6.75% 1.3 EchoStar Corp 1.3 17.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Equity Dividend Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund
Trading Symbol	FEQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Dividend Income Fund	$ 62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock selection in information technology, primarily within the software & services industry, also hampered the fund's result. Also hurting our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. A non-benchmark stake in Shell gained roughly 2% and was the second-largest relative detractor. The company was one of our biggest holdings. Not owning JPMorgan Chase, a benchmark component that gained 64%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and consumer discretionary, in the latter case primarily within the consumer durables & apparel industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+76%). The company was one of the fund's largest holdings. A second notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 92% and notably helped.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® Equity Dividend Income Fund $10,000 $9,887 $11,034 $12,646 $12,809 $14,355 $14,464 $17,126 $18,791 $19,304 $24,375 MSCI U.S. IM High Dividend Yield Index $10,000 $10,116 $11,432 $13,580 $14,294 $15,759 $15,707 $18,995 $20,267 $19,680 $25,722 Russell 3000® Value Index $10,000 $9,899 $11,146 $12,785 $13,120 $14,539 $14,772 $18,157 $18,512 $18,697 $24,251 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Equity Dividend Income Fund 26.27% 11.17% 9.32% MSCI U.S. IM High Dividend Yield Index 30.70% 10.29% 9.91% Russell 3000® Value Index 29.70% 10.77% 9.26% Russell 3000® Index 34.49% 15.23% 12.89% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,374,711,338
Holdings Count | shares	113
Advisory Fees Paid, Amount	$ 29,998,514
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$6,374,711,338
Number of Holdings	113
Total Advisory Fee	$29,998,514
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.0 Health Care 16.9 Consumer Staples 9.3 Information Technology 8.5 Energy 8.5 Industrials 8.5 Communication Services 7.6 Utilities 7.3 Materials 4.1 Consumer Discretionary 3.8 Real Estate 3.4 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 United Kingdom 3.6 France 2.0 Taiwan 1.1 Korea (South) 0.5 Japan 0.4 Belgium 0.3 Denmark 0.2 Canada 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Comcast Corp Class A 3.1 Johnson & Johnson 2.7 Shell PLC ADR 2.7 US Bancorp 2.6 M&T Bank Corp 2.5 Cisco Systems Inc 2.5 UnitedHealth Group Inc 2.5 Wells Fargo & Co 2.4 Exxon Mobil Corp 2.2 Merck & Co Inc 2.1 25.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective October 25, 2024, the fund's investment objective was modified and made to be a fundamental investment policy.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Objectives [Text Block]	Effective October 25, 2024, the fund's investment objective was modified and made to be a fundamental investment policy.
Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec